Significant Accounting Policies (Details)	6 Months Ended
Jun. 30, 2019
Finite-Lived Intangible Assets [Line Items]
Finite-Lived Intangible Assets, Amortization Method	straight-line
Property, Plant and Equipment [Line Items]
Depreciation method	straight-line
Minimum
Property, Plant and Equipment [Line Items]
Useful life	1 year
Maximum
Property, Plant and Equipment [Line Items]
Useful life	10 years
Trade names
Finite-Lived Intangible Assets [Line Items]
Finite-Lived Intangible Asset, Useful Life	10 years
Customer relationships
Finite-Lived Intangible Assets [Line Items]
Finite-Lived Intangible Asset, Useful Life	10 years